Bunker inventory (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) tons	Dec. 31, 2021 USD ($) tons
Disclosure of detailed information about borrowings [line items]
Fuel inventory purchased (in metric tons) | tons	208,877	269,677
Payment for purchase of inventory	$ 158,800	$ 140,100
Bunker inventory	41,643	69,035
Bunker expenses	8,100	17,400
Compliant fuel oil inventory on board vessel
Disclosure of detailed information about borrowings [line items]
Bunker inventory	19,600	45,000
Bunker inventory on board vessel
Disclosure of detailed information about borrowings [line items]
Bunker inventory	$ 22,000	$ 24,000